Asset Retirement Obligations	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation [Abstract]
Asset Retirement Obligations
Asset Retirement Obligations

Changes in CPG’s liability for asset retirement obligations for the years 2015 and 2014 are presented in the table below:

(in millions)	2015	2014
Beginning Balance	$23.2	$26.3
Accretion expense	1.2	1.5
Additions	4.1	2.2
Settlements	—	(6.6)
Change in estimated cash flows	(2.8)	(0.2)
Ending Balance	$25.7	$23.2

CPG's asset retirement obligations above relate to the modernization program of pipelines and transmission facilities, the retiring of offshore facilities, polychlorinated biphenyl ("PCB") remediation and asbestos removal at several compressor and measuring stations. CPG recognizes that certain assets, which include gas pipelines and natural gas storage wells, will operate for an indeterminate future period when properly maintained. A liability for these asset retirement obligations will be recorded only if and when a future retirement obligation with a determinable life is identified.